Note 3 - Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
3
— Net Loss Per Share

The Company computes net loss per share by dividing its net loss for the period by the weighted average number of common shares outstanding during the period less the weighted average common shares subject to restrictions imposed by the Company.

	Three months ended
	September 30,
	2019	2018
Net loss	$(571,482)	$(607,999)
Shares used to compute net loss per share:
Weighted average common shares outstanding	549,958	597,663
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	549,958	597,663
Net loss per share - basic and diluted	$(1.04)	$(1.02)

	Nine months ended
	September 30,
	2019	2018
Net loss	$(1,496,376)	$(2,080,931)
Shares used to compute net loss per share:
Weighted average common shares outstanding	549,958	559,337
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	549,958	559,337
Net loss per share - basic and diluted	$(2.72)	$(3.72)

The following warrants to purchase common stock, options to purchase common stock and restricted stock units (“RSUs”) have been excluded from the computation of net loss per share of common stock for the periods presented because including them would have had an anti-dilutive effect:

	Nine months ended
	September 30,
	2019	2018
Warrants to purchase common stock	213,750	213,750
Options to purchase common stock	97,969	31,563
RSU’s	-	68,750
Total excluded securities	311,719	314,063

Note
3
— Net Loss Per Share

The Company computes net loss per share by dividing its net loss for the period by the weighted average number of common shares outstanding during the period less the weighted average common shares subject to restrictions imposed by the Company.

	Year ended
	December 31,
	2018	2017
Net loss	$(2,996,494)	$(3,690,146)
Shares used to compute net loss per share:
Weighted average common shares outstanding	568,604	365,491
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	568,604	365,491
Net loss per share - basic and diluted	$(5.27)	$(10.10)

The following warrants to purchase common stock, options to purchase common stock, restricted stock units (“RSUs”) and preferred stock have been excluded from the computation of net loss per share of common stock for the periods presented because including them would have had an anti-dilutive effect:

	Year ended
	December 31,
	2018	2017
Warrants to purchase common stock	213,750	21,875
Potentially convertible common stock underlying senior debenture	—	67,500
Options to purchase common stock	30,781	31,562
RSUs	67,188	—
Series A Preferred stock	—	10,500
Series A-1 Preferred stock	—	37,500
	311,719	168,937